Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS	Note 14 — RESTRICTED NET ASSETS There is no other restriction on use of proceeds generated by the Group to satisfy any obligations of the Company.